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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2007

Check here if Amendment[ ]: Amendment Number: ______

   This Amendment (Check only one):     [  ] is a restatement
                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 3
         Mequon, WI 53092

Form 13F File Number 28-12202

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:

 /s/ Jeffrey W. Netols          Mequon, WI           August 9, 2007
--------------------------  ---------------------  --------------------
      (Signature)              (City, State)             (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total: 143
Form 13F Information Table Value Total: $ 241,778 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

         No. Form 13F File No. Name
         --- ----------------- ---------------------------------------
          1.     28-12088      Forward Management, LLC

                          Form 13F INFORMATION TABLE
                                   6/30/2007

      COLUMN 1       COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------- -------- --------- --------- ------------------- ---------- -------- -----------------------
                                                                                             VOTING AUTHORITY
                                                                                          -----------------------
                     TITLE OF             VALUE    SHARES/   SH/ PUT/ INVESTMENT  OTHER
   NAME OF ISSUER     CLASS    CUSIP    (X$1,000) PRINCIPAL  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
-------------------- -------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------- ----
99 Cents Only Stores   COM    65440K106       44       3,341 SH         OTHER       1                  3,341
99 Cents Only Stores   COM    65440K106    3,422     261,012 SH         SOLE                 261,012
ACUITY BRANDS
  INC.                 COM    00508y102       47         778 SH         OTHER       1                    778
ACUITY BRANDS
  INC.                 COM    00508y102    3,753      62,267 SH         SOLE                  62,267
ARBITRON INC           COM    03875Q108       57       1,104 SH         OTHER       1                  1,104
ARBITRON INC           COM    03875Q108    4,562      88,527 SH         SOLE                  88,527
Alaska Comm Sys
  Group                COM    01167P101       51       3,247 SH         OTHER       1                  3,247
Alaska Comm Sys
  Group                COM    01167P101    4,082     257,683 SH         SOLE                 257,683
Alexander and
  Baldwin              COM    014482103       41         764 SH         OTHER       1                    764
Alexander and
  Baldwin              COM    014482103    3,276      61,692 SH         SOLE                  61,692
American Commercial
  Lines Inc.         COM NEW  025195207       32       1,223 SH         OTHER       1                  1,223
American Commercial
  Lines Inc.         COM NEW  025195207    2,529      97,100 SH         SOLE                  97,100
American Science and
  Engineering          COM    029429107       47         829 SH         OTHER       1                    829
American Science and
  Engineering          COM    029429107    3,725      65,531 SH         SOLE                  65,531
BE AEROSPACE
  INC                  COM    073302101       51       1,231 SH         OTHER       1                  1,231
BE AEROSPACE
  INC                  COM    073302101    4,253     102,985 SH         SOLE                 102,985
BRUSH
  ENGINEERED
  MATERIALS INC.       COM    117421107       24         568 SH         OTHER       1                    568
BRUSH
  ENGINEERED
  MATERIALS INC.       COM    117421107    2,012      47,926 SH         SOLE                  47,926
C & D
  TECHNOLOGIES
  INC.                 COM    124661109       33       5,868 SH         OTHER       1                  5,868
C & D
  TECHNOLOGIES
  INC.                 COM    124661109    2,601     464,541 SH         SOLE                 464,541
CACI
  INTERNATIONAL
  INC.                 CLA    127190304       47         966 SH         OTHER       1                    966
CACI
  INTERNATIONAL
  INC.                 CLA    127190304    3,733      76,426 SH         SOLE                  76,426
CASUAL MALE
  RETAIL GROUP         COM    148711104       41       4,022 SH         OTHER       1                  4,022
CASUAL MALE
  RETAIL GROUP         COM    148711104    3,220     318,796 SH         SOLE                 318,796
CHAMPION
  ENTERPRISES
  INC                  COM    158496109       45       4,601 SH         OTHER       1                  4,601
CHAMPION
  ENTERPRISES
  INC                  COM    158496109    3,629     369,148 SH         SOLE                 369,148
CHATTEM INC            COM    162456107       55         860 SH         OTHER       1                    860
CHATTEM INC            COM    162456107    4,320      68,157 SH         SOLE                  68,157
COMMERCIAL
  METALS CO.           COM    201723103       47       1,393 SH         OTHER       1                  1,393
COMMERCIAL
  METALS CO.           COM    201723103    3,768     111,591 SH         SOLE                 111,591
CORINTHIAN
  COLLEGES INC
  COM                  COM    218868107       49       3,017 SH         OTHER       1                  3,017
CORINTHIAN
  COLLEGES INC
  COM                  COM    218868107    3,848     236,199 SH         SOLE                 236,199
COSTPLUS INC.          COM    221485105       24       2,798 SH         OTHER       1                  2,798
COSTPLUS INC.          COM    221485105    1,949     229,778 SH         SOLE                 229,778
Carter's Inc.          COM    146229109       54       2,093 SH         OTHER       1                  2,093
Carter's Inc.          COM    146229109    4,252     163,901 SH         SOLE                 163,901
Cedar Shopping
  Centers Inc.       COM NEW  150602209       24       1,678 SH         OTHER       1                  1,678
Cedar Shopping
  Centers Inc.       COM NEW  150602209    1,946     135,601 SH         SOLE                 135,601
Compass Minerals
  International Inc.   COM    20451N101        4         109 SH         OTHER       1                    109
Compass Minerals
  International Inc.   COM    20451N101      271       7,814 SH         SOLE                   7,814
Cott Corp              COM    22163N106       59       4,119 SH         OTHER       1                  4,119
Cott Corp              COM    22163N106    4,674     324,808 SH         SOLE                 324,808
Cox Radio             CL A    224051102       27       1,902 SH         OTHER       1                  1,902
Cox Radio             CL A    224051102    2,107     147,976 SH         SOLE                 147,976
Devry Inc Del          COM    251893103       40       1,163 SH         OTHER       1                  1,163
Devry Inc Del          COM    251893103    3,145      92,454 SH         SOLE                  92,454
Diamond Management
  and Tech
  Consultants          COM    25269L106       38       2,903 SH         OTHER       1                  2,903
Diamond Management
  and Tech
  Consultants          COM    25269L106    3,039     230,257 SH         SOLE                 230,257
ENCORE
  AQUISITION CO        COM    29255W100       42       1,501 SH         OTHER       1                  1,501
ENCORE
  AQUISITION CO        COM    29255W100    3,318     119,354 SH         SOLE                 119,354
ENGlobal Corporation   COM    293306106       51       4,175 SH         OTHER       1                  4,175
ENGlobal Corporation   COM    293306106    3,952     325,265 SH         SOLE                 325,265
Epiq Systems Inc.      COM    26882D109       33       2,033 SH         OTHER       1                  2,033
Epiq Systems Inc.      COM    26882D109    2,539     157,120 SH         SOLE                 157,120
FIRST INDL RLTY
  TR INC               COM    32054K103       32         835 SH         OTHER       1                    835
FIRST INDL RLTY
  TR INC               COM    32054K103    2,585      66,696 SH         SOLE                  66,696
FLEETWOOD
  ENTERPRISES
  INC                  COM    339099103       28       3,069 SH         OTHER       1                  3,069
FLEETWOOD
  ENTERPRISES
  INC                  COM    339099103    2,222     245,573 SH         SOLE                 245,573
FOREST OIL CORP      COM PAR
                      $0.01   346091705       51       1,195 SH         OTHER       1                  1,195
FOREST OIL CORP      COM PAR
                      $0.01   346091705    4,020      95,127 SH         SOLE                  95,127
Federal Signal         COM    313855108       42       2,657 SH         OTHER       1                  2,657
Federal Signal         COM    313855108    3,395     214,046 SH         SOLE                 214,046
Foundation Coal
  Holdings             COM    35039W100       50       1,219 SH         OTHER       1                  1,219
Foundation Coal
  Holdings             COM    35039W100    3,934      96,799 SH         SOLE                  96,799
GATX CORP              COM    361448103       30         617 SH         OTHER       1                    617
GATX CORP              COM    361448103    2,537      51,513 SH         SOLE                  51,513
GENTIVA HEALTH
  SVCS INC             COM    37247A102       50       2,477 SH         OTHER       1                  2,477
GENTIVA HEALTH
  SVCS INC             COM    37247A102    3,994     199,090 SH         SOLE                 199,090
GLOBAL
  INDUSTRIES INC       COM    379336100       55       2,032 SH         OTHER       1                  2,032
GLOBAL
  INDUSTRIES INC       COM    379336100    4,281     159,610 SH         SOLE                 159,610
GTSI Corp              COM    36238k103       31       2,390 SH         OTHER       1                  2,390
GTSI Corp              COM    36238k103    2,452     189,901 SH         SOLE                 189,901
General Cable Corp     COM    369300108       73         958 SH         OTHER       1                    958
General Cable Corp     COM    369300108    5,808      76,670 SH         SOLE                  76,670
General Maritime       SHS    Y2692M103       43       1,610 SH         OTHER       1                  1,610
General Maritime       SHS    Y2692M103    3,414     127,466 SH         SOLE                 127,466
HANOVER
  COMPRESSOR
  CO                   COM    410768105       42       1,751 SH         OTHER       1                  1,751
HANOVER
  COMPRESSOR
  CO                   COM    410768105    3,388     142,053 SH         SOLE                 142,053
Haemonetics Corp       COM    405024100       45         864 SH         OTHER       1                    864
Haemonetics Corp       COM    405024100    3,641      69,205 SH         SOLE                  69,205
IDEX CORP              COM    45167R104       37         958 SH         OTHER       1                    958
IDEX CORP              COM    45167R104    3,048      79,080 SH         SOLE                  79,080
K V
  PHARMACEUTICAL
  COMPANY             CL A    482740206       48       1,777 SH         OTHER       1                  1,777
K V
  PHARMACEUTICAL
  COMPANY             CL A    482740206    3,938     144,564 SH         SOLE                 144,564
KEYSTONE
  AUTOMOTIVE
  INDS INC             COM    49338N109       55       1,338 SH         OTHER       1                  1,338
KEYSTONE
  AUTOMOTIVE
  INDS INC             COM    49338N109    4,344     105,006 SH         SOLE                 105,006
Kraft Foods Inc.      CL A    50075N104       12         346 SH         SOLE                     346
LANCE INC              COM    514606102       43       1,824 SH         OTHER       1                  1,824
LANCE INC              COM    514606102    3,374     143,220 SH         SOLE                 143,220
LSI Industries Inc.    COM    50216C108       59       3,294 SH         OTHER       1                  3,294
LSI Industries Inc.    COM    50216c108    4,608     257,444 SH         SOLE                 257,444
MANTECH INTL
  CORP                CL A    564563104       41       1,316 SH         OTHER       1                  1,316
MANTECH INTL
  CORP                CL A    564563104    3,233     104,876 SH         SOLE                 104,876
Matria Healthcare    COM NEW  576817209       50       1,640 SH         OTHER       1                  1,640
Matria Healthcare    COM NEW  576817209    3,969     131,080 SH         SOLE                 131,080
Medical Action
  Industries Inc.      COM    58449L100       31       1,737 SH         OTHER       1                  1,737
Medical Action
  Industries Inc.      COM    58449L100    2,394     132,536 SH         SOLE                 132,536
Merit Medical
  Systems Inc.         COM    589889104       36       3,027 SH         OTHER       1                  3,027
Merit Medical
  Systems Inc.         COM    589889104    2,813     235,191 SH         SOLE                 235,191
Nautilus               COM    63910B102       27       2,255 SH         OTHER       1                  2,255
Nautilus               COM    63910B102    2,156     179,047 SH         SOLE                 179,047
O'Charleys             COM    670823103       30       1,488 SH         OTHER       1                  1,488
O'Charleys             COM    670823103    2,427     120,386 SH         SOLE                 120,386
PAR
  PHARMACEUTICAL
  COS INC              COM    69888P106       57       2,035 SH         OTHER       1                  2,035
PAR
  PHARMACEUTICAL
  COS INC              COM    69888P106    4,603     163,066 SH         SOLE                 163,066
POLYMEDICA
  CORP                 COM    731738100       47       1,162 SH         OTHER       1                  1,162
POLYMEDICA
  CORP                 COM    731738100    3,818      93,463 SH         SOLE                  93,463
PSS WORLD MED
  INC                  COM    69366A100       23       1,246 SH         OTHER       1                  1,246
PSS WORLD MED
  INC                  COM    69366A100    1,888     103,595 SH         SOLE                 103,595
Robbins and Myers      COM    770196103       78       1,460 SH         OTHER       1                  1,460
Robbins and Myers      COM    770196103    6,130     115,374 SH         SOLE                 115,374
SCHOOL
  SPECIALTY            COM    807863105       37       1,035 SH         OTHER       1                  1,035
SCHOOL
  SPECIALTY            COM    807863105    2,861      80,736 SH         SOLE                  80,736
SPARTECH             COM NEW  847220209       46       1,732 SH         OTHER       1                  1,732
SPARTECH             COM NEW  847220209    3,656     137,698 SH         SOLE                 137,698
SUNRISE SENIOR
  LIVING INC           COM    86768K106       47       1,182 SH         OTHER       1                  1,182
SUNRISE SENIOR
  LIVING INC           COM    86768K106    3,756      93,916 SH         SOLE                  93,916
Sturm Ruger and Co.    COM    864159108       56       3,635 SH         OTHER       1                  3,635
Sturm Ruger and Co.    COM    864159108    4,469     287,928 SH         SOLE                 287,928
Sun Communities        COM    866674104       43       1,429 SH         OTHER       1                  1,429
Sun Communities        COM    866674104    3,344     112,314 SH         SOLE                 112,314
SurModics Inc.         COM    868873100       43         859 SH         OTHER       1                    859
SurModics Inc.         COM    868873100    3,428      68,557 SH         SOLE                  68,557
THE HANOVER
  INSURANCE
  GROUP INC            COM    410867105       37         753 SH         OTHER       1                    753
THE HANOVER
  INSURANCE
  GROUP INC            COM    410867105    3,066      62,834 SH         SOLE                  62,834
Tenneco Inc.           COM    880349105       49       1,391 SH         OTHER       1                  1,391
Tenneco Inc.           COM    880349105    3,769     107,559 SH         SOLE                 107,559
Terra Industries       COM    880915103       52       2,026 SH         OTHER       1                  2,026
Terra Industries       COM    880915103    4,027     158,420 SH         SOLE                 158,420
US PHYSICAL
  THERAPY INC          COM    90337L108       24       1,801 SH         OTHER       1                  1,801
US PHYSICAL
  THERAPY INC          COM    90337L108    1,927     143,024 SH         SOLE                 143,024
VARIAN SEMI
  EQUIP ASSOC
  INC                  COM    922207105       31         767 SH         OTHER       1                    767
VARIAN SEMI
  EQUIP ASSOC
  INC                  COM    922207105    2,528      63,099 SH         SOLE                  63,099
Varian Inc             COM    922206107       40         735 SH         OTHER       1                    735
Varian Inc             COM    922206107    3,248      59,238 SH         SOLE                  59,238
W Holding Inc          COM    929251106       21       7,828 SH         OTHER       1                  7,828
W Holding Inc          COM    929251106    1,615     611,687 SH         SOLE                 611,687
WABTEC CORP            COM    929740108       54       1,486 SH         OTHER       1                  1,486
WABTEC CORP            COM    929740108    4,441     121,567 SH         SOLE                 121,567
WESTAMERICA
  BANCORPORATION       COM    957090103       32         715 SH         OTHER       1                    715
WESTAMERICA
  BANCORPORATION       COM    957090103    2,570      58,101 SH         SOLE                  58,101
Whiting Petroleum      COM    966387102       48       1,178 SH         OTHER       1                  1,178
Whiting Petroleum      COM    966387102    3,721      91,838 SH         SOLE                  91,838
                                         -------  ----------                              ---------- -------
TOTAL                                    241,778  10,859,517                              10,724,448 135,069
                                         =======  ==========                              ========== =======